Convertible Debt (Schedule of Convertible Debt) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017
Disclosure of Convertible Debt [Abstract]
Convertible Debt - beginning of period	$ 42,154	$ 35,986
Accretion and capitalized interest	6,913	6,168
Convertible Debt - end of period	49,067	42,154
Less current portion	(49,067)
Non-current portion		$ 42,154